Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Ordinary Shares		Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2020		$ 1,000	[1]	$ 609,601	$ 370,683	$ 6,606,408	$ 451,688	$ 8,039,380
Balance (in Shares) at Dec. 31, 2020	[1]	10,000,000
Net income			[1]			3,202,212		3,202,212
Foreign currency translation adjustment			[1]				247,004	247,004
Balance at Dec. 31, 2021		$ 1,000	[1]	609,601	370,683	9,808,620	698,692	11,488,596
Balance (in Shares) at Dec. 31, 2021	[1]	10,000,000
Net income			[1]			2,932,363		2,932,363
Foreign currency translation adjustment			[1]				(946,266)	(946,266)
Balance at Dec. 31, 2022		$ 1,000	[1]	609,601	370,683	12,740,983	(247,574)	$ 13,474,693
Balance (in Shares) at Dec. 31, 2022		10,000,000	[1]					10,000,000
Initial public offering - March 31, 2023		$ 206	[1]	8,249,794				$ 8,250,000
Initial public offering - March 31, 2023 (in Shares)	[1]	2,062,500
Initial public offering costs			[1]	(1,967,388)				(1,967,388)
Underwriter’s option exercised - May 2, 2023		$ 31	[1]	1,237,469				1,237,500
Underwriter’s option exercised - May 2, 2023 (in Shares)	[1]	309,375
Exercise costs			[1]	(92,813)				(92,813)
Surrender of shares - November 23, 2023		$ (13)	[1]	13
Surrender of shares - November 23, 2023 (in Shares)	[1]	(133,125)
Net income			[1]			864,722		864,722
Foreign currency translation adjustment			[1]				(659,161)	(659,161)
Balance at Dec. 31, 2023		$ 1,224	[1]	$ 8,036,676	$ 370,683	$ 13,605,705	$ (906,735)	$ 21,107,553
Balance (in Shares) at Dec. 31, 2023		12,238,750	[1]					12,238,750

[1]	The share amounts are presented on a retroactive basis.